SEGMENT REPORTING - Total assets (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 CNY (¥)
Total assets:
Total Assets	¥ 541,714,032	$ 74,214,517	¥ 552,389,514
Automation product and software
Total assets:
Total Assets	133,099,628	18,234,574	132,194,082
Equipment, accessories and others
Total assets:
Total Assets	137,069,712	18,778,474	145,316,223
Oilfield environmental protection
Total assets:
Total Assets	76,766,728	10,516,999	78,023,782
Platform outsourcing services
Total assets:
Total Assets	61,196,037	8,383,823	61,931,606
Chemical recycling
Total assets:
Total Assets	¥ 133,581,927	$ 18,300,647	¥ 134,923,821